SHORT-TERM BORROWINGS DUE TO RELATED PARTIES	6 Months Ended
Dec. 31, 2024
SHORT-TERM BORROWINGS DUE TO RELATED PARTIES
SHORT-TERM BORROWINGS DUE TO RELATED PARTIES

NOTE 14. SHORT-TERM BORROWINGS DUE TO RELATED PARTIES

Short-term borrowings due to related parties consisted of the following:

	June 30,	December 31,	December 31,
	2024	2024	2024
		RMB	US Dollars
Short-term borrowings due to related parties:	RMB	(Unaudited)	(Unaudited)
Short-term borrowing from a Founder, 3.45% annual interest, due on December 28, 2024	¥10,002,875	¥—	$—
Short-term borrowing from a Founder, 3.45% annual interest, due on December 13, 2025	—	10,018,208	1,372,489
Total short-term borrowings due to related parties	¥10,002,875	¥10,018,208	$1,372,489

No short-term borrowings due to related parties were guaranteed or collateralized as of June 30, 2024 and December 31, 2024.

Interest expense for short-term borrowings due to related parties were ¥338,338 and ¥176,333 ($24,158) for the six months ended December 31, 2023 and 2024, respectively.